INCOME TAX (Tables)	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expenses

Income tax expenses consisted of the following:

	For the Years Ended September 30,
	2023	2024	2025
	HK$	HK$	HK$
Current income tax expenses	4,056,189	914,309	194,136
Deferred income tax (benefits) expenses	(1,717,339)	393,433	(837,430)
Total income tax expenses (benefits)	2,338,850	1,307,742	(643,294)

Schedule of Income Before Income Tax Expenses Attributable to Geographic Locations

Income (Loss) before income tax expenses for the years ended September 30, 2023, 2024, and 2025 is attributable to the following geographic locations:

	For the Years Ended September 30,
	2023	2024	2025
	HK$	HK$	HK$
Hong Kong	16,169,924	8,246,150	(2,377,751)
Foreign	(4,027,930)	3,715,080	(16,750,020)
Income (Loss) before income tax expenses	12,141,994	11,961,230	(19,127,771)

Schedule of Income before Income Tax Expenses Differs from the Theoretical Amount

The tax on the Group’s income before income tax expenses (benefits) differs from the theoretical amount that would arise using the enacted tax rate of the companies comprising the Group can be reconciled as follows:

		For the Years Ended September 30,
		2023	2024	2025
		HK$	HK$	HK$
Income tax expenses (benefits) calculated at Hong Kong Profits Tax rate		2,003,428	1,973,604	(3,145,817)
Income not taxable for tax purposes		(98,101)	(131,939)	(298,508)
Expenses not deductible for tax purposes	(A)	598,523	2,193,096	59,909
Effect of preferential tax rates in Hong Kong		(165,000)	(165,000)	(143,881)
Impact of different tax rates in other jurisdictions		—	(2,562,019)	2,885,003
Income tax expenses (benefits)		2,338,850	1,307,742	(643,294)

(A)	Mainly relate to non-deductible listing expenses.

Schedule of Deferred Tax Assets and Liabilities, Net

Deferred tax assets and liabilities, net consisted of the following:

	As of September 30,
	2024	2025
	HK$	HK$
Deferred tax assets:
Decelerated tax depreciation of property and equipment	18,447	3,214
Provision for allowance for credit loss	1,126,455	1,519,650
Lease liabilities	770,659	896,536
Total deferred tax assets	1,915,561	2,419,400
Net off against deferred tax liabilities	(1,707,859)	(1,805,985)
Net deferred tax assets	207,702	613,415

Deferred tax liabilities:
Accelerated tax depreciation of property and equipment	(1,368,917)	(909,449)
Right-of-use assets	(770,659)	(896,536)
Total deferred tax liabilities	(2,139,576)	(1,805,985)
Net off against deferred tax assets	1,707,859	1,805,985
Net deferred tax liabilities	(431,717)	—